Subsequent Events (Details) (USD $)	1 Months Ended	12 Months Ended	0 Months Ended													0 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 14, 2011 Common Units	Nov. 17, 2011 Common Units	Mar. 22, 2013 Subsequent event Common Units	Mar. 05, 2013 Subsequent event Restricted unit grant	Mar. 05, 2016 Subsequent event Restricted unit grant Forecast	Dec. 31, 2012 Subsequent event 2013 Oil positions Price swaps MBbls	Dec. 31, 2012 Subsequent event 2013 Oil positions Basis swaps MBbls	Dec. 31, 2012 Subsequent event 2013 Natural gas positions Price swaps MMBTU	Dec. 31, 2012 Subsequent event 2014 Oil positions Price swaps MBbls	Dec. 31, 2012 Subsequent event 2014 Oil positions Basis swaps MBbls	Dec. 31, 2012 Subsequent event 2014 Natural gas positions Price swaps MMBTU	Dec. 31, 2012 Subsequent event 2015 Oil positions Price swaps MBbls	Dec. 31, 2012 Subsequent event 2015 Natural gas positions Price swaps MMBTU	Jan. 18, 2013 Subsequent event Cash distribution declared	Mar. 22, 2013 Subsequent event Fund I as related party Common Units	Jun. 30, 2013 Subsequent event Acquisition of oil and natural gas properties located in the mid-continent region in Oklahoma Fund I as related party	Jan. 03, 2013 Subsequent event Acquisition of oil and natural gas properties located in the mid-continent region in Oklahoma Fund I as related party	Apr. 01, 2013 Subsequent event Acquisition of oil and natural gas properties located in the mid-continent region in Oklahoma Fund II	Mar. 31, 2013 Subsequent event Acquisition of oil and natural gas properties located in the mid-continent region in Oklahoma Fund II 2013 Oil positions Price swaps MBbls	Mar. 31, 2013 Subsequent event Acquisition of oil and natural gas properties located in the mid-continent region in Oklahoma Fund II 2014 Oil positions Price swaps MBbls
Subsequent Events
Purchase price																		$ 400,000	$ 21,000,000	$ 38,200,000
In the money commodity hedge contracts																			1,800,000
Cash distribution declared per outstanding unit (in dollars per unit)																$ 0.4800
Cash distribution declared on an annualized basis (in dollars per unit)																$ 1.92
Aggregate amount of distribution	0	37,262,000														10,800,000
Volume (in MMBTUs/BBLs)								39,794	419,425	248,950	28,176	410,400	200,916	22,128	173,676						38.250	30.000
Weighted average price (in dollars per MMBTU/BBL)								101.30	(1.25)	5.23	100.01	(1.00)	5.58	98.90	5.96						102.75	98.20
Number of units granted to Mr.Casas						20,760
Portion of unit vested in equal increments						33.30%
Vesting period						36 months
Percentage of units that vest at each one-year anniversary						33.30%
Total percentage of units vested							100.00%
Number of shares issued			1,200,000	9,408,000	3,700,000												3,200,000
Share price of units issued in equity offering (in dollars per unit)				$ 19.00	$ 16.84												$ 16.84
Share price of units issued in equity offering after payment of underwriting discount (in dollars per unit)				$ 17.8125	$ 16.1664												$ 16.1664
Net proceeds from the sale of common units in equity offering					59,600,000
Offering expenses	$ 4,716,000			$ 4,700,000	$ 200,000